Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 CNY (¥) shares
Allowance for doubtful accounts	¥ 2,315	$ 357	¥ 335
Accrued expenses and other payables	833,473	128,667	524,534
Advance from customers	27,214	4,201	42,530
Deferred revenue	872,487	134,689	438,797
Income tax payable	224,973	34,730	74,763
Amounts due to a related party	23,444	3,619	33
Total current liabilities	2,156,534	332,913	1,080,657
Other liabilities	32,596	5,032	24,058
Deferred tax liabilities	489,910	75,629	508,377
Total non-current liabilities	522,506	80,661	532,435
Total liabilities	2,679,040	413,574	1,613,092
Consolidated VIEs [Member]
Accrued expenses and other payables	111,610	17,230	53,106
Advance from customers	10,942	1,689	17,650
Deferred revenue	6,063	936	138,921
Notes Payable	0	0	0
Income tax payable	6,408	989	13,930
Amounts due to a related party	2,910	449	33
Total current liabilities	137,933	21,293	223,640
Other liabilities	19,906	3,073	17,212
Deferred tax liabilities	8,539	1,318	9,677
Total non-current liabilities	28,445	4,391	26,889
Total liabilities	¥ 166,378	$ 25,684	¥ 250,529
Class A Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	99,931,211,060	99,931,211,060	99,931,211,060
Ordinary shares, shares issued	51,230,242	51,230,242	48,777,835
Ordinary shares, shares outstanding	51,230,242	51,230,242	48,777,835
Class B Ordinary Shares [Member]
Ordinary shares, par value | $ / shares		$ 0.01
Ordinary shares, shares authorized	68,788,940	68,788,940	68,788,940
Ordinary shares, shares issued	61,824,328	61,824,328	61,824,328
Ordinary shares, shares outstanding	61,824,328	61,824,328	61,824,328